S000005594 [Member] Investment Strategy - iMGP International Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The International Fund invests in the securities of companies that the sub‑advisors to the International Fund (each, a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the International Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the International Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of International Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the International Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the International Fund’s assets by independently managing a focused portfolio (resulting in total International Fund holdings of 40 to 80 different stocks).
Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid‑, and small-capitalization companies, as measured by market capitalization at the time of acquisition, and companies located in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. The International Fund may focus its investments in certain sectors – including, but not limited to, the technology and financial sectors – from time to time as a result of the implementation of the International Fund’s investment strategy by the sub‑advisors, but sector focus is not a principal strategy of the International Fund.
Each sub‑advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing its investment strategy, the International Fund seeks to:
•	combine the efforts of several experienced, high quality international managers;
•	access the highest conviction stock-picking ideas of each manager at any point in time;
•	deliver a portfolio that is prudently diversified in terms of stocks (typically 40 to 80) and industries while still allowing each manager to run portfolio segments focused on only its highest conviction stocks; and
•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.

SUB‑ ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO
Harris Associates L.P. (“Harris”)	15%	All sizes
Lazard Asset Management (“Lazard”)	30%	All sizes
Zadig Asset Management S.A. (“Zadig”)	30%	Mostly large‑sized companies
Polen Capital Management, LLC (“Polen Capital”)	25%	All sizes, but mostly large- and mid‑sized companies